UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09141
Eaton Vance Municipal Income Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

Eaton Vance Municipal Income Trust	as of August 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.4%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 1.3%
2,950	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	3,022,216
		$3,022,216

Education — 2.7%
2,250	California Educational Facilities Authority, Stanford University, Residual Certificates, Variable Rate, 12/1/32 (1) (2)	2,660,535
3,430	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	3,561,369
		$6,221,904

Electric Utilities — 8.9%
6,500	Brazos River Authority, TX, (Reliant Energy, Inc.), 5.20%, 12/1/18	7,092,540
2,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 6.75%, 4/1/38	2,235,820
3,550	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	3,586,352
7,250	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	8,051,052
		$20,965,764

Escrowed / Prerefunded — 7.9%
5,000	Bakersfield, CA, (Bakersfield Assisted Living Center), Escrowed to Maturity, 0.00%, 4/15/21	2,214,550
35,000	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	14,109,900
1,725	Maricopa County, AZ, IDA, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	2,080,488
		$18,404,938

General Obligations — 6.9%
1,500	California, 5.25%, 11/1/29	1,551,165
4,950	California, 5.50%, 11/1/33	5,239,921
2,000	Kershaw County, SC, School District, 5.00%, 2/1/18	2,133,580
1,200	New York, NY, Variable Rate, 6/1/28 (1) (2)	1,322,964
5,000	Puerto Rico, Variable Rate, 7/1/29 (2) (3)	5,924,200
		$16,171,830

Health Care - Miscellaneous — 1.3%
624	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 6.00%, 12/1/36	627,812
1,647	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 6.25%, 12/1/36	1,713,176
625	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 7.75%, 12/1/36	627,251
		$2,968,239

Hospital — 21.0%
2,500	California Health Facilities Authority, (Cedars Sinai Medical Center), Variable Rate, 12/1/34 (2) (3)	2,865,225
930	Chautauqua County, NY, IDA, (Women’s Christian Association), 6.35%, 11/15/17	869,978
985	Chautauqua County, NY, IDA, (Women’s Christian Association), 6.40%, 11/15/29	923,063
1,000	Halifax, FL, Medical Center, 7.25%, 10/1/24	1,070,730
6,000	Henderson, NV, Health Care Facility, 5.625%, 7/1/24	6,067,260
2,765	Highland County, OH, (Joint Township Hospital District), 6.75%, 12/1/29	2,554,584
5,000	Illinois Health Facility Authority, (Loyola University Health System), 6.00%, 7/1/21	5,189,350
2,675	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	2,697,791
2,000	Martin County, MN, (Fairmont Community Hospital Association), 6.625%, 9/1/22	2,042,760
1,150	Mecosta County, MI, General Hospital, 5.75%, 5/15/09	1,178,934
2,500	Mecosta County, MI, General Hospital, 6.00%, 5/15/18	2,452,875
4,260	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	4,132,882
1,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	1,678,635
5,000	North Central, TX, Health Facility Development Corp., (Baylor Healthcare System), 5.125%, 5/15/29	5,037,700
1,470	Oneonta, AL, Eastern Health Care Facility Financing Authority, (Eastern Health Systems, Inc.), 7.75%, 7/1/21	1,629,965
7,000	Rhode Island HEFA, (St. Joseph Health Services), 5.50%, 10/1/29	6,434,190
2,425	Southwestern Illinois, Development Authority, (Anderson Hospital), 5.625%, 8/15/29	2,361,538
		$49,187,460

Housing — 13.3%
990	California Statewide Communities Development Authority, Variable Rate, 6/1/09 (2) (3)	937,134
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19	4,165,360
4,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09	4,412,120
3,185	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	3,249,592
900	Lake Creek, CO, Affordable Housing Corp., Multifamily, 7.00%, 12/1/23	817,506
4,460	Louisiana Public Facilities Authority, (Eden Point), 6.25%, 3/1/34	3,947,011
4,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/09	4,382,280
3,080	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	2,855,222
3,550	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,176,860
970	Raleigh, NC, Housing Authority, Multifamily, (Cedar Point), 7.00%, 11/1/30 (4)	98,213
3,300	Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	3,240,435
		$31,281,733

Industrial Development Revenue — 7.0%
1,911	Abia Development Corp., TX, (Austin Cargoport Development), (AMT), 6.50%, 10/1/24	1,747,246
1,772	Broward County, FL, IDR, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	1,627,375
2,500	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.) (AMT), 5.70%, 4/1/32	2,503,125
2,000	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.125%, 2/1/21	1,258,260
6,000	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	4,394,100
3,500	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), 8.50%, 8/1/28	2,627,135
2,950	Phoenix, AZ, IDA, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	2,237,044
		$16,394,285

Insured-Education — 1.3%
3,000	Massachusetts HEFA, (Berklee College of Music), (MBIA), Variable Rate, 10/1/27 (2) (3)	3,125,400
		$3,125,400

Insured-Electric Utilities — 0.8%
100	Los Angeles, CA, Department of Water and Power, (MBIA), Variable Rate, 2/15/24 (1) (2)	416,300
1,350	Wamego, KS, PCR, (MBIA), 5.30%, 6/1/31	1,419,903
		$1,836,203

Insured-Escrowed/Prerefunded — 1.8%
4,250	Metropolitan Transportation Authority of New York, Escrowed to Maturity, (FGIC), 4.75%, 7/1/26	4,321,995
		$4,321,995

Insured-General Obligations — 13.9%
500	California, (FGIC), Variable Rate, 12/1/29 (1) (2)	1,441,200
3,500	California, (FGIC), Variable Rate, 9/1/30 (1) (2)	3,862,670
2,000	Chicago, IL, (MBIA), 5.00%, 1/1/41	2,011,460
30,160	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/22	12,159,607
13,000	Illinois Development Finance Authority, (Local Government Program-Elgin School District-U46), (FSA), 0.00%, 1/1/20	6,234,800
4,000	Puerto Rico, (FSA), Variable Rate, 7/1/27 (1) (2)	5,158,880
1,500	Santa Maria, CA, (Joint Union High School District), (FSA), 5.25%, 8/1/25	1,600,890
		$32,469,507

Insured-Hospital — 9.0%
19,705	Kentucky EDA, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/25	6,713,296
23,020	Kentucky EDA, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/26	7,358,113
10,000	Kentucky EDA, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	3,028,700
4,000	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), Variable Rate, 7/1/28 (1) (2)	3,992,280
		$21,092,389

Insured-Other Revenue — 1.1%
2,500	Harris County-Houston, TX, Sports Authority, (MBIA), 5.25%, 11/15/40	2,556,500
		$2,556,500

Insured-Transportation — 23.4%
9,000	Central Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/21	3,902,130
3,500	Chicago, IL, O’Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	3,591,385
2,500	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 5.50%, 11/1/20	2,696,125
4,930	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 5.75%, 11/1/30	5,254,887
4,500	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 6.125%, 11/1/35	4,979,880
2,400	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 1/1/37 (1) (2)	2,453,856
4,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	4,029,920
3,500	Miami-Dade County, FL, International Airport, (FGIC), 5.00%, 10/1/37	3,552,500
7,500	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), 5.25%, 1/1/32	7,787,700
5,500	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 5.375%, 1/1/40	5,686,065
2,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7/1/32 (1) (2)	2,154,020
7,000	San Antonio, TX, Airport System, (Improvements), (FGIC), 5.25%, 7/1/21	7,312,340
1,500	South Carolina Transportation Infrastructure, (AMBAC), 5.00%, 10/1/33	1,524,360
		$54,925,168

Insured-Water and Sewer — 0.4%
1,000	Jupiter, FL, (AMBAC), 4.75%, 10/1/33	1,000,330
		$1,000,330

Lease Revenue/Certificates of Participation — 1.9%
1,000	New Jersey EDA, (School Facilities), 5.00%, 6/15/26	1,023,130
3,340	New Jersey EDA, (School Facilities), Variable Rate, 6/15/28 (1) (2)	3,463,179
		$4,486,309

Nursing Home — 3.5%
3,445	Ohio HFA, Retirement Rental Housing, (Encore Retirement Partners), 6.75%, 3/1/19	2,973,517
750	Okaloosa County, FL, Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	672,308
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	1,724,000
767	Tarrant County, TX, Health Facilities Authority, 8.00%, 9/1/25 (4)	23,021
1,154	Tarrant County, TX, Health Facilities Authority, (3927 Foundation), 10.25%, 9/1/19 (4)	11,543
2,920	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	2,734,405
		$8,138,794

Other Revenue — 13.9%
4,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	4,081,720
3,000	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	3,483,750
4,000	Capital Trust Agency, FL, (Seminole Tribe Convention), 10.00%, 10/1/33	4,790,480
3,160	Golden Tobacco Securitization Corp., CA, 6.75%, 6/1/39	2,954,284
2,900	Golden Tobacco Securitization Corp., CA, Variable Rate, 6/1/31 (2) (3)	3,106,074
1,500	Mohegan Tribe Indians, CT, Gaming Authority, (Public Improvements), 6.25%, 1/1/21	1,629,840
3,900	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10/1/32 (1) (2) (5)	5,480,943
3,300	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	3,355,869
1,290	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	1,202,486
3,000	Tobacco Settlement Financing Corp., NJ, Variable Rate, 6/1/39 (2) (3)	2,593,020
		$32,678,466

Senior Living / Life Care — 3.5%
1,960	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27	1,580,426
95	Delaware County, PA, IDA, (Glen Riddle), (AMT), 8.125%, 9/1/05	95,983
2,000	Delaware County, PA, IDA, (Glen Riddle), (AMT), 8.625%, 9/1/25	2,082,140
3,240	Logan County, CO, Industrial Development Revenue, (TLC Care Choices, Inc.), 6.875%, 12/1/23	2,925,493
1,400	Mesquite, TX, Health Facilities Authority, (Christian Retirement Facility), 7.625%, 2/15/28	1,469,734
		$8,153,776

Special Tax Revenue — 3.9%
3,280	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	3,362,164
3,600	Black Hawk, CO, Business Improvement District, 6.50%, 12/1/11	3,555,648
695	Longleaf, FL, Community Development District, 6.20%, 5/1/09	674,122
1,725	Longleaf, FL, Community Development District, 6.65%, 5/1/20	1,602,180
		$9,194,114

Transportation — 4.7%
3,750	Kent County, MI, Airport Facility, (AMT), Variable Rate, 1/1/25 (2) (3)	3,843,975
7,000	Port Authority of New York and New Jersey, 5.25%, 7/15/34	7,105,280
		$10,949,255

Total Tax-Exempt Investments — 153.4%
(identified cost $343,818,566)		$359,546,575

Other Assets, Less Liabilities — 2.5%		$5,867,755
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.9)%		$(131,075,810)
Net Assets Applicable to Common Shares— 100.0%		$234,338,520

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

At August 31, 2004, the concentration of the Trust’s investments in the various states, determined as a percentage of net assets, is as follows:

California	14.1%
Colorado	10.6%
Florida	10.0%
Illinois	13.5%
Texas	21.4%

Others, representing less than 10% individually	83.8%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2004, 33.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.2% to 14.8% of total investments.

(1)	Security has been issued as a leveraged inverse floater bond.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of the securities is $54,801,855 or 23.4% of the Trust’s net assets.

(3)	Security has been issued as an inverse floater bond.

(4)	Non-income producing security.

(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

Eaton Vance Municipal Income Trust as of August 31, 2004 (Unaudited)

A summary of financial instruments at August 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	500 U.S Treasury Note	Short	$(55,892,405)	$(56,156,250)	$(263,845)
12/04	400 U.S Treasury Bond	Short	(44,538,925)	(44,525,000)	13,925

At August 31, 2004, the Trust had entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc. whereby the Trust makes bi-annual payments at a fixed rate equal to 5.1225% on the notional amount of $40,000,000.  In exchange, the Trust receives quarterly payments at a rate equal to the USD LIBOR on the same notional amount.  The effective date of the interest rate swap is February 7, 2005.  The value of the contract, which terminates on February 7, 2015, is recorded as a payable for open swap contracts on the Trust of $1,116,445 at August 31, 2004.

At August 31, 2004, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2004 as computed on a federal income tax basis, were as follows:

Aggregate cost	$343,317,894
Gross unrealized appreciation	$25,750,932
Gross unrealized depreciation	(9,522,251)
Net unrealized appreciation	$16,228,681

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	October 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	October 21, 2004

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	October 21, 2004